Offsets	Oct. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Porch Group, Inc.
Form or Filing Type	S-3
File Number	333-277992
Initial Filing Date	Mar. 15, 2024
Fee Offset Claimed	$ 0.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000.00
Termination / Withdrawal Statement	The registrant has previously registered the offer and sale of up to $100,000,000 of securities pursuant to a registration statement on Form S-3 (File No. 333-277992), which was initially filed with the Commission on March 15, 2024 and was declared effective by the Commission on May 13, 2024 (the "Prior Shelf Registration Statement"). In connection with the filing of the Prior Shelf Registration Statement, the registrant made a contemporaneous fee payment in the amount of $14,760. As of the date hereof, all of the $100,000,000 of securities registered under the Prior Shelf Registration Statement remain unsold (the "Unsold Shelf Securities"). Pursuant to Rule 457(p) under the Securities Act, the registration fee of $14,760 that has already been paid and remains unused with respect to the Unsold Shelf Securities is hereby offset against registration fees due in connection with this registration statement. Pursuant to Rule 457(p), the offering of such Unsold Shelf Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Porch Group, Inc.
Form or Filing Type	S-3
File Number	333-277992
Filing Date	Mar. 15, 2024
Fee Paid with Fee Offset Source	$ 14,760.00
Offset Note	See Rule 457(p) Statement of Withdrawal, Termination, or Completion note 1.